General and Administrative - Schedule of general and administrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Corporate Development:
Salaries and remuneration	$ 44	$ 39	$ 33
Sundry	18	0	7
Travel and conferences	65	87	112
Total corporate development	127	126	152
General and Administrative:
Accounting and audit	116	90	67
Legal	43	13	38
Office and sundry	105	156	141
Properties related expenses and taxes	43	51	0
Regulatory	75	68	71
Rent	45	59	52
Travel	51	21	34
Total general and administrative	$ 478	$ 458	$ 403